Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2018	December 31, 2017	December 31, 2016
Current tax expense	721	856	727
Deferred tax expense	563	231	—
Total tax expense	1,284	1,087	727

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2018		December 31, 2017		December 31, 2016
	$	%	$	%	$	%
Income tax expense in international offices taxed at different rates	876	0.4%	232	0.2%	(2,104)	(1.8)%
Change in valuation allowance	—	—%	597	0.4%	87	0.1%
Prior year tax adjustments	(79)	—%	(55)	—%	(71)	(0.1)%
Other - net	487	0.2%	313	0.2%	2,815	2.4%
Income tax expense (benefit) at effective tax rate	1,284	0.7%	1,087	0.7%	727	0.6%

Schedule of deferred income taxes

Deferred income taxes	December 31, 2018	December 31, 2017
Deferred income tax asset
Tax loss carried forward	6,261	6,868
Pension liability	789	1,152
Fixed assets	(746)	(223)
Allowance for compensated absence	14	15
Deferred income tax asset before valuation allowance	6,318	7,812
Less: valuation allowance	(5,955)	(6,723)
Net deferred income tax assets	363	1,089

Deferred income tax liability
Other	(5)	—
Net deferred income tax assets	358	1,089